Prepaid Expenses and Other Assets, Net (Details)		1 Months Ended	6 Months Ended			13 Months Ended
	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Mar. 31, 2024	Sep. 30, 2023 CNY (¥)
Prepaid Expenses and Other Assets, Net [Line Items]
Acceptance fee			$ 3,600,000
Claim amount			1,370,000,000	¥ 10,000,000,000
Third Party [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Credit losses for the receivables			829,706
Tackle Finance Limited [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Annual interest rate		5.00%
Borrowing maturity term						2 years
Wrote off the receivables			3,000,000
Lucky Panda Pte. Ltd [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Prepayment for services		$ 3,000,000
Prepayment for joint developing & creating AI content platform		1,800,000
Settlement into promotional service expenses					$ 50,000
Tackle Finance Limited [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Interest receivable			$ 239,808
Tackle Finance Limited [Member] | Tackle Finance Limited [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Agreement amount		$ 3,000,000
Short term maturity		1 year
Minimum [Member] | Third Party [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Annual interest rate			3.45%
Maximum [Member] | Third Party [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Annual interest rate			6.80%
Zhizhen Guorui [Member] | Third Party [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Percentage of disposal	11.00%						11.00%
Total consideration value	$ 767,770						¥ 5,500,000
Recognized a gain on disposal	$ 44,297